SHARE-BASED COMPENSATION - Schedule of assumptions used in the black-scholes model to determine the fair value of options at grant date (Details) - Employee options	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected time to maturity	1	1	1
Volatility	36.00%	47.00%	53.00%
Risk-free interest rate	(0.48%)	(0.52%)	(0.52%)
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected time to maturity	4	4	4
Volatility	50.00%	57.00%	60.00%
Risk-free interest rate	2.49%	(0.03%)	(0.27%)